Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Property, Plant and Equipment
(a)	Property, plant and equipment as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022					2023
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	3,103,218	(53)	—	3,103,165	3,295,768	(5,524)	—	3,290,244
Buildings		10,102,634	(5,922,285)	(5,455)	4,174,894	10,671,833	(6,237,883)	(6,318)	4,427,632
Structures		6,989,634	(3,826,658)	(49)	3,162,927	7,159,034	(4,077,472)	(38)	3,081,524
Machinery and equipment		52,198,121	(35,767,810)	(7,481)	16,422,830	54,184,134	(37,630,472)	(14,470)	16,539,192
Vehicles		337,932	(284,897)	(904)	52,131	383,891	(302,246)	(2,050)	79,595
Tools		497,173	(405,844)	(368)	90,961	557,394	(428,215)	(314)	128,865
Furniture and fixtures		796,405	(622,944)	(116)	173,345	840,366	(650,424)	(55)	189,887
Lease assets		1,299,779	(378,581)	—	921,198	1,468,295	(469,990)	—	998,305
Bearer plants		180,486	(38,766)	—	141,720	186,723	(49,392)	—	137,331
Construction-in- progress		3,621,269	(73,266)	(9,978)	3,538,025	6,421,533	(76,357)	(11,503)	6,333,673

	￦	79,126,651	(47,321,104)	(24,351)	31,781,196	85,168,971	(49,927,975)	(34,748)	35,206,248

Changes in Carrying Amount of Property, Plant and Equipment
(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Business Combination(*2)	Disposals	Depreciation	Impairment loss(*3)	Others(*1)	Ending
Land	￦	2,702,715	89,357	248,858	(1,247)	—	—	63,482	3,103,165
Buildings		4,204,450	127,837	37,741	(9,957)	(317,350)	(11,230)	143,403	4,174,894
Structures		3,131,795	82,130	38,535	(3,274)	(253,996)	(5,084)	172,821	3,162,927
Machinery and equipment		16,420,156	597,172	1,216	(33,511)	(2,303,917)	(184,706)	1,926,420	16,422,830
Vehicles		46,030	15,592	902	(1,017)	(18,717)	(123)	9,464	52,131
Tools		77,795	32,386	203	(187)	(37,170)	(351)	18,285	90,961
Furniture and fixtures		166,162	33,936	1,963	(1,175)	(59,359)	(1,990)	33,808	173,345
Lease assets		867,746	184,260	193,572	(22,029)	(168,521)	—	(133,830)	921,198
Bearer plants		154,682	—	—	—	(9,691)	—	(3,271)	141,720
Construction- in-progress		1,825,167	3,947,703	11,111	(383)	—	(9,699)	(2,235,874)	3,538,025

	￦	29,596,698	5,110,373	534,101	(72,780)	(3,168,721)	(213,183)	(5,292)	31,781,196

(*1)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(*2)	Represents increases in property, plant and equipment due to business combination upon acquisition of Senex Energy Limited during the year ended December 31, 2022.
(*3)
The Company estimated the recoverable amounts (net fair value) of damaged assets due the flooding of Naengcheon stream in Pohang, and recognized an impairment loss of
~~W~~
207,072 million since recoverable amounts are less than their carrying amounts.

2)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Business Combination(*2)	Disposals	Depreciation	Impairment loss(*3,4)	Others(*1)	Ending
Land	￦	3,103,165	83,489	32,565	(7,502)	—	(5,471)	83,998	3,290,244
Buildings		4,174,894	53,344	5,770	(14,619)	(326,280)	(28,614)	563,137	4,427,632
Structures		3,162,927	16,498	3,651	(6,915)	(261,970)	(28,483)	195,816	3,081,524
Machinery and equipment		16,422,830	211,181	—	(63,195)	(2,401,947)	(202,885)	2,573,208	16,539,192
Vehicles		52,131	34,004	—	(782)	(26,322)	—	20,564	79,595
Tools		90,961	40,170	—	(607)	(52,444)	(77)	50,862	128,865
Furniture and fixtures		173,345	36,975	655	(1,516)	(61,947)	(63)	42,438	189,887
Lease assets		921,198	243,433	—	(15,095)	(170,386)	—	19,155	998,305
Bearer plants		141,720	—	—	—	(9,579)	—	5,190	137,331
Construction-in-progress		3,538,025	6,388,837	—	(2,269)	—	(8,420)	(3,582,500)	6,333,673

	￦	31,781,196	7,107,931	42,641	(112,500)	(3,310,875)	(274,013)	(28,132)	35,206,248

(*1)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(*2)
Represents increases in property, plant and equipment upon reclassification of QSONE Co.,Ltd., which was previously an associate, into a subsidiary by acquiring additional shares during the year ended December 31, 2023.

(*3)
The Company terminated operations of certain portions of the lithium production facilities and others located in Gwangyang and Argentina due to changes in operation plans. The Company estimated the recoverable amount of these assets at the net fair value, and recognized an impairment loss of
￦
196,207 million since recoverable amounts are less than their carrying amounts.

(*4)
The Company identified impairment indications for the hydrogen peroxide production facilities located in Gwangyang due to fluctuations in raw material prices and changes in production plans. The Company estimated the recoverable amount of these assets at the net fair value, and recognized an impairment loss of
￦
46,535 million since recoverable amounts are less than their carrying amounts.

Borrowing Costs Capitalized and Capitalized Interest Rate
(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Weighted average expenditure	￦	1,230,145	1,657,425	3,585,047
Borrowing costs capitalized		31,295	44,264	126,260
Capitalization rate (%)		2.25 ~ 3.16	2.39 ~ 3.85	1.53 ~ 6.91

Property, Plant and Equipment and Investment Property Pledged as Collateral
(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2022 and 2023 are as follows:

(in millions of Won)		Book value
	Collateral right holder	2022		2023
Land	Korean Development Bank and others	￦	1,161,696	1,100,811
Buildings and structures	Korean Development Bank and others		1,449,066	1,410,864
Machinery and equipment	Korean Development Bank and others		2,123,621	2,014,210

		￦	4,734,383	4,525,885

Summary of changes in right of use assets property plant and equipment
(e)	Changes in the carrying amount of right of use assets presented as investment property and property, plant and equipment for the years ended December 31, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Business Combination(*1)	Depreciation	Others	Ending
Land	￦	391,446	18,077	—	(16,843)	(24,513)	368,167
Buildings and structures		143,854	74,454	6,714	(50,397)	(10,977)	163,648
Machinery and equipment		256,205	43,088	175,795	(56,333)	(99,734)	319,021
Vehicles		14,753	12,467	98	(12,015)	3,349	18,652
Ships		210,056	23,793	—	(18,355)	2	215,496
others		19,899	12,381	10,965	(21,467)	(14,916)	6,862

	￦	1,036,213	184,260	193,572	(175,410)	(146,789)	1,091,846

(*1)	Represents increases in right-in-use assets upon acquisition of Senex Energy Limited during the year ended December 31, 2022.

2)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	368,167	10,470	(15,582)	734	363,789
Buildings and structures		163,648	49,929	(52,697)	(9,514)	151,366
Machinery and equipment		319,021	73,761	(55,481)	18,303	355,604
Vehicles		18,652	38,410	(16,456)	7,622	48,228
Ships		215,496	28,178	(22,920)	—	220,754
others		6,862	42,901	(12,885)	(6,983)	29,895

	￦	1,091,846	243,649	(176,021)	10,162	1,169,636

Summary of lease expense recognised in the income statement
(f)	The amount recognized in profit or loss related to leases for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Interest on lease liabilities	￦	32,331	34,936	41,109
Expenses related to short-term leases		20,885	29,931	52,486
Expenses related to leases of low-value assets		18,577	17,877	20,103

	￦	71,793	82,744	113,698